Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	$ 15,827	$ 24,683,852	$ 24,681,670
Impact on loss of control of Canmart	(17,009)
Impact of sale of RPK		(24,666,888)
Movement in exchange rates	1,182	(1,137)	2,182
Intangible asset at ending		15,827	24,683,852
Cost [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		19,554	18,181
Impact on loss of control of Canmart
Impact of sale of RPK		(18,663)
Movement in exchange rates		(891)	1,373
Intangible asset at ending			19,554
Cost [Member] | Licences [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	15,827	24,664,298	24,663,489
Impact on loss of control of Canmart	(17,009)
Impact of sale of RPK		(24,648,225)
Movement in exchange rates	1,182	(246)	809
Intangible asset at ending		15,827	24,664,298
Accumulated Amortization [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		4,946,637	2,473,076
Amortization			2,472,348
Impact of sale of RPK		(4,946,238)
Movement in exchange rates		(399)	1,213
Intangible asset at ending			4,946,637
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		16,992	8,254
Amortization			7,525
Impact of sale of RPK		(16,593)
Movement in exchange rates		(399)	1,213
Intangible asset at ending			16,992
Accumulated Amortization [Member] | Licences [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		4,929,645	2,464,822
Amortization			2,464,823
Impact of sale of RPK		(4,929,645)
Movement in exchange rates
Intangible asset at ending			4,929,645
Impairment [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		15,937,533
Impact of sale of RPK		(15,937,533)
Intangible asset at ending			15,937,533
Impairment [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		2,070
Impact of sale of RPK		(2,070)
Intangible asset at ending			2,070
Impairment [Member] | Licences [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		15,935,463
Impact of sale of RPK		(15,935,463)
Intangible asset at ending			15,935,463
Net book value [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		15,827
Intangible asset at ending			15,827
Net book value [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Intangible asset at ending
Net book value [Member] | Licences [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		$ 15,827
Intangible asset at ending			$ 15,827